INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income tax reconciliation

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Loss before income taxes	$(1,355.8)	$(609.2)	$(432.7)	$(191.6)
Income tax recovery at the combined basic federal and provincial tax rate (26.5% in 2020; 26.5% in 2019; and 26.5% in 2018)	(359.3)	(161.4)	(114.7)	(50.8)
Decrease (increase) resulting from:
Permanent differences	12.5	8.8	5.3	3.7
Variance between combined Canadian tax rate and the tax rate applicable to U.S. earnings	(1.3)	1.9	1.3	0.9
(Recognition) non-recognition of deferred tax assets	(11.1)	(6.5)	(1.6)	11.9
Other	(1.7)	(0.3)	(4.3)	7.3
Income tax recovery	$(360.9)	$(157.5)	$(114.0)	$(26.9)

Schedule of deferred tax assets and liabilities

	Balance,	Acquisitions				Recognized in	Balance,
	December 31,	via business	Foreign	Recognized in	Recognized in	other	December
	2019	combinations	exchange	equity	net loss	comprehensive loss	31, 2020
Deferred tax assets
Non-capital loss carry forwards	$216.3	$68.4	$(1.5)	$—	$143.6	$—	$426.8
Landfill closures and post-closure obligations	55.0	64.2	(0.7)	—	61.4	—	179.9
Accrued liabilities	2.5	6.1	—	—	1.5	—	10.1
Other	50.8	—	(0.4)	22.3	33.3	—	106.0
	324.6	138.7	(2.6)	22.3	239.8	—	722.8
Deferred tax liabilities
Property and equipment	383.4	212.1	(2.2)	—	77.9	—	671.2
Intangible assets	663.4	41.1	(4.2)	—	(84.6)	—	615.7
Cash flow hedges	14.9	—	—	—	—	(5.1)	9.8
Other	(3.3)	8.9	2.2	—	(115.7)	—	(107.9)
	1,058.4	262.1	(4.2)	—	(122.4)	(5.1)	1,188.8
Net deferred income tax liabilities	$733.8	$123.4	$(1.6)	$(22.3)	$(362.2)	$(5.1)	$466.0

	Balance,	Acquisitions			Recognized in	Balance,
	December 31,	via business	Foreign	Recognized	other	December 31,
	2018	combinations (1)	exchange	in net loss	comprehensive loss	2019
Deferred tax assets
Non-capital loss carry forwards	$142.1	$(12.3)	$(4.4)	$90.9	$—	$216.3
Landfill closures and post-closure obligations	40.0	2.2	(1.3)	14.1	—	55.0
Accrued liabilities	5.4	(0.1)	(0.3)	(2.5)	—	2.5
Other	28.0	14.5	(2.0)	10.3	—	50.8
	215.5	4.3	(8.0)	112.8	—	324.6
Less: Non-recognition of deferred tax assets	(20.3)	—	(0.3)	20.6	—	—
	195.2	4.3	(8.3)	133.4	—	324.6
Deferred tax liabilities
Property and equipment	309.0	50.8	(11.8)	35.4	—	383.4
Intangible assets	664.5	81.0	(11.7)	(70.4)	—	663.4
Cash flow hedges	(7.5)	—	—	(0.1)	22.5	14.9
Other	(11.7)	—	0.5	7.9	—	(3.3)
	954.3	131.8	(23.0)	(27.2)	22.5	1,058.4
Net deferred income tax liabilities	$759.1	$127.5	$(14.7)	$(160.6)	$22.5	$733.8

(1)	Acquisitions via business combinations includes $46.8 million of measurement period adjustments to adjust previously reported purchase price allocations completed during 2018.